Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Without Sales Load [Member] | C000032270
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%	15.24%	13.41%	15.74%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	17.15%	13.15%	14.29%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	18.56%	15.32%	18.13%